CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net loss for the period	€ (336,102)	€ (176,242)	€ (147,740)
Items that will not be reclassified to profit or loss	93	(31)	112
Actuarial gains and losses on retirement benefit obligations	93	(31)	112
Items that are or may be reclassified subsequently to profit or loss	2,384	(187)	112
Foreign currency translation differences	2,384	(187)	112
Other comprehensive income (loss)	2,477	(219)	225
Total comprehensive income (loss) for the period	€ (333,625)	€ (176,461)	€ (147,516)